UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-23883

The 2023 ETF Series Trust

(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust

234 West Florida Street, Suite 203

Milwaukee, WI 53204
(Address of principal executive offices) (Zip code)

234 West Florida Street, Suite 203

Milwaukee, WI 53204
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-262-267-4589

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Brandes International ETF

BINV | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | June 30, 2025

The annual shareholder report contains important information about the Brandes International ETF for the period July 1, 2024 through June 30, 2025. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes International ETF	$79	0.70%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the twelve-month period ending June 30, 2025, the Brandes International ETF returned 25.05% (based on net asset value), outperforming both the 17.73% return of the MSCI EAFE Index and the 24.24% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and China. Meanwhile, select holdings in Switzerland and Japan weighed on relative returns. From a sector standpoint, holdings in health care, materials, and information technology were standout performers, whereas our underweight to financials detracted from relative returns.

TOP PERFORMANCE CONTRIBUTORS

Health Care | Takeda Pharmaceutical (Japan), Grifols (Spain), Fresenius (German), and Smith & Nephew (United Kingdom).

Materials | Cemex (Mexico) and Heidelberg Materials (Germany). Both holdings reported improved earnings results.

Information Technology | Taiwan Semiconductor Manufacturing Company (Taiwan) and SAP (Germany). TSMC helped returns as its leadership in advanced chip manufacturing and central role in AI-related demand drove positive investor sentiment and earnings momentum.

Consumer Staples | Danone (France), J Sainsbury and Imperial Brands (U.K.).

TOP PERFORMANCE DETRACTORS

Textiles Apparel & Luxury Goods | Kering (France) and Swatch Group (Switzerland). Both holdings declined on margin compression amid subdued consumer sentiment across Asia.

Japan | Nissan Motor and Kubota Corporation. Kubota was affected by weaker-than-expected demand in its construction equipment segment.

Underweight to Financials | Mainly to the banking & insurance industries.

Fund Performance

Growth of an Assumed $10,000 Investment

	Brandes International ETF - NAV	MSCI EAFE Index (Regulatory Benchmark)	MSCI EAFE Value Index (Performance Benchmark)
10/04/23	10,000	10,000	10,000
12/31/23	11,370	11,356	11,163
06/30/24	11,883	11,963	11,665
12/31/24	12,243	11,790	11,798
06/30/25	14,860	14,083	14,493
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes International ETF - NAV	25.05%	25.52%
MSCI EAFE Index (Regulatory Benchmark)	17.73%	21.71%
MSCI EAFE Value Index (Performance Benchmark)	24.24%	23.73%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$251,371,238
  Total advisory fees paid$1,119,333
  Total number of portfolio holdings63
  Portfolio Turnover Rate3%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Consumer Staples	20.5%
Health Care	16.7%
Consumer Discretionary	12.2%
Financials	9.8%
Industrials	8.9%
Information Technology	8.3%
Communication Services	7.1%
Energy	6.4%
Materials	4.5%
Real Estate	1.7%
Utilities	1.2%
Money Market Funds	2.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Brandes U.S. Small-Mid Cap Value ETF

BSMC | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | June 30, 2025

The annual shareholder report contains important information about the Brandes U.S. Small-Mid Cap Value ETF for the period July 1, 2024 through June 30, 2025. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Small-Mid Cap Value ETF	$74	0.70%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the trailing twelve-month period ending June 30, 2025, the Brandes U.S. Small-Mid Cap Value ETF returned 10.93% (based on net asset value), performing similarly to the 10.47% return of the Russell 2500 Value Index. Notably, our holdings in the industrials sector, particularly the aerospace & defense industry, contributed positively to the Fund’s relative performance. Information technology holdings also performed well, especially those within the communications equipment industry. Conversely, holdings in consumer staples detracted from returns, along with our underweight to financials. Additionally, while our holdings in health care performed well, our overweight to the sector hurt relative performance.

TOP PERFORMANCE CONTRIBUTORS

Aerospace & Defense | Embraer and National Presto Industries. Embraer appreciated substantially over the past few years as its end markets recovered, leading to better-than-expected earnings with higher volumes and enhanced margins. The company secured several new wins against competitors in its defense business and reported an expanding order backlog for regional jets.

Communications Equipment | NETGEAR and F5, Inc.

Health Care | Pediatrix Medical Group and Grifols.

TOP PERFORMANCE DETRACTORS

Consumer Staples | Edgewell Personal Care and Campbell’s Company. Consumer confidence and tariff uncertainty weighed on Edgewell.

Life Sciences Tools & Services | Fortrea Holdings. Fortrea’s management lowered its future guidance as the company continues to suffer from restructuring costs following its separation from LabCorp.

Underweight to Financials and Overweight to Health Care | Financials was the best performing sector within the benchmark, while health care was among the worst-performing sectors.

Fund Performance

Growth of an Assumed $10,000 Investment

	Brandes U.S. Small-Mid Cap Value ETF - NAV	Russell 3000 Index (Regulatory Benchmark)	Russell 2500 Value Index (Performance Benchmark)
10/04/23	10,000	10,000	10,000
12/31/23	11,142	11,391	11,766
06/30/24	11,541	12,936	11,943
12/31/24	12,279	14,103	13,058
06/30/25	12,802	14,914	13,193
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes U.S. Small-Mid Cap Value ETF - NAV	10.93%	15.23%
Russell 3000 Index (Regulatory Benchmark)	15.30%	25.79%
Russell 2500 Value Index (Performance Benchmark)	10.47%	17.24%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$110,524,636
  Total advisory fees paid$577,539
  Total number of portfolio holdings67
  Portfolio Turnover Rate7%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Health Care	21.9%
Industrials	20.1%
Information Technology	15.8%
Consumer Staples	10.4%
Financials	10.3%
Energy	6.0%
Materials	5.7%
Communication Services	3.3%
Consumer Discretionary	2.7%
Money Market Funds	3.7%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Brandes U.S. Value ETF

BUSA | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | June 30, 2025

The annual shareholder report contains important information about the Brandes U.S. Value ETF for the period July 1, 2024 through June 30, 2025. You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Value ETF	$64	0.60%

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the twelve-month period ending June 30, 2025, the Brandes U.S. Value ETF returned 13.92% (based on net asset value) versus the 13.70% return of the Russell 1000 Value Index. Holdings in health care and financials bolstered returns, as did select positions in information technology. Meanwhile, performance detractors included holdings in the energy and communication services sectors.

TOP PERFORMANCE CONTRIBUTORS

Health Care | Cardinal Health, McKesson, and Labcorp. Cardinal Health advanced on the back of continued margin expansion and upward earnings revisions.

Financials | Wells Fargo, Citigroup, Bank of New York Mellon, W. R. Berkley. Wells Fargo and Citigroup rose as a steepening yield curve, the expectation of deregulation, and an improved capital return outlook boosted investor sentiment across the banking industry.

Information Technology | Flex and Amdocs. Flex continued to capitalize on robust demand across its diversified manufacturing services platform.

TOP PERFORMANCE DETRACTORS

Energy | Halliburton Company and Schlumberger Limited.

Media | Comcast Corporation and Omnicom. Omnicom declined due to concerns about integration risk and dilution following its announced stock-for-stock acquisition deal with Interpublic Group.

Chemicals | Westlake Corporation. Westlake experienced margin pressure as it suffered from oversupply in its commodity chemicals segment, as well as weaker housing-related demand in its building materials segment.

Fund Performance

Growth of an Assumed $10,000 Investment

	Brandes U.S. Value ETF - NAV	Russell 1000 Index (Regulatory Benchmark)	Russell 1000 Value Index (Performance Benchmark)
10/04/23	10,000	10,000	10,000
12/31/23	11,081	11,370	11,193
06/30/24	12,023	12,988	11,934
12/31/24	12,854	14,157	12,801
06/30/25	13,696	15,023	13,569
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes U.S. Value ETF - NAV	13.92%	19.78%
Russell 1000 Index (Regulatory Benchmark)	15.66%	26.31%
Russell 1000 Value Index (Performance Benchmark)	13.70%	19.14%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$232,541,211
  Total advisory fees paid$1,194,549
  Total number of portfolio holdings60
  Portfolio Turnover Rate7%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Financials	27.0%
Health Care	22.0%
Industrials	12.3%
Information Technology	9.3%
Energy	6.7%
Communication Services	6.1%
Consumer Staples	4.5%
Materials	3.9%
Consumer Discretionary	3.5%
Utilities	2.1%
Money Market Funds	1.7%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	No disclosures are required by this Item 2(b).

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee

(a)(2)	The audit committee financial expert is Joan Binstock who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

Current Fiscal Year (1)
(a) Audit Fees	$137,720
(b) Audit-Related Fees	$-
(c) Tax Fees (2)	$32,445
(d) All Other Fees	$-

(1)	No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.
(2)	The nature of the services includes tax compliance and tax filings.

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $137,720 for 2025 and $132,250 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $32,445 for 2025 and $31,500 for 2024.

The nature of the services includes tax compliance and tax filings.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $32,445 for 2025 and $31,500 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The annual financial statements are attached herewith.

2025

Annual Financial Statements and Other Information

BRANDES INVESTMENT PARTNERS L.P.

BRANDES INTERNATIONAL ETF (BINV)

BRANDES U.S. SMALL-MID CAP VALUE ETF (BSMC)

BRANDES U.S. VALUE ETF (BUSA)

June 30, 2025

(This page intentionally left blank)

Table of Contents

Schedule of Investments:
Brandes International ETF	4
Brandes U.S. Small-Mid Cap Value ETF	7
Brandes U.S. Value ETF	10
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	28
Board Review of Investment Management Agreements	29
Additional Information	31

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Brandes International ETF

Schedule of Investments

June 30, 2025

	Shares	Value
Common Stocks – 97.3%
Austria – 1.0%
Erste Group Bank AG	30,224	$2,565,084
Brazil – 7.0%
Ambev SA, ADR	1,918,482	4,623,542
Embraer SA, ADR	72,152	4,106,170
Petroleo Brasileiro SA - Petrobras, ADR	460,324	5,312,139
Telefonica Brasil SA, ADR	305,999	3,488,388
		17,530,239
Canada – 3.8%
CAE, Inc.*	141,811	4,150,808
Nutrien Ltd	38,773	2,258,139
Open Text Corp.	110,579	3,228,907
		9,637,854
China – 4.3%
Alibaba Group Holding Ltd., ADR	62,116	7,044,575
China Resources Beer Holdings Co. Ltd.	1,169,000	3,722,930
		10,767,505
France – 17.7%
BNP Paribas SA, ADR	105,712	4,771,840
Capgemini SE	25,167	4,285,096
Carrefour SA	333,630	4,687,817
Engie SA	134,734	3,151,279
Kering SA, ADR	215,558	4,697,009
Orange SA	159,942	2,424,757
Pernod Ricard SA	44,018	4,371,314
Publicis Groupe SA	34,007	3,819,450
Sanofi SA	64,382	6,212,988
Societe BIC SA	39,157	2,426,916
TotalEnergies SE	58,152	3,556,426
		44,404,892
Germany – 6.9%
Deutsche Post AG	103,206	4,750,214
Heidelberg Materials AG	11,136	2,607,202
Henkel AG & Co. KGaA	70,760	5,108,276
Infineon Technologies AG	42,705	1,810,413
SAP SE, ADR	10,349	3,147,131
		17,423,236
Hong Kong – 0.7%
First Pacific Co. Ltd.	2,582,000	1,828,780
Italy – 3.8%
Buzzi SpA	43,079	2,379,737
Eni SpA	217,469	3,512,587
Intesa Sanpaolo SpA	653,921	3,754,730
		9,647,054
Japan – 12.8%
Astellas Pharma, Inc.	466,700	4,576,694
Bridgestone Corp.	81,200	3,316,695
Honda Motor Co. Ltd.	376,200	3,631,908
Kubota Corp.	325,000	3,649,486

See Notes to Financial Statements.

4

Brandes International ETF

Schedule of Investments (Continued)

June 30, 2025

	Shares	Value
Common Stocks (continued)
Japan (continued)
Makita Corp.	106,700	$3,289,384
Mitsubishi UFJ Financial Group, Inc.	129,667	1,780,122
Sumitomo Mitsui Trust Holdings, Inc.	161,600	4,294,938
Takeda Pharmaceutical Co. Ltd.	245,900	7,533,023
		32,072,250
Mexico – 7.6%
America Movil SAB de CV, ADR	235,889	4,231,849
Cemex SAB de CV, ADR	591,539	4,099,365
Fibra Uno Administracion SA de CV REIT	3,144,746	4,314,621
Kimberly-Clark de Mexico SAB de CV, Class A	1,167,716	2,121,940
Wal-Mart de Mexico SAB de CV	1,277,408	4,202,356
		18,970,131
Netherlands – 6.4%
Heineken Holding NV	86,959	6,456,341
Koninklijke Philips NV	189,346	4,540,517
STMicroelectronics NV	168,104	5,117,710
		16,114,568
Singapore – 1.7%
Wilmar International Ltd.	1,947,100	4,387,530
South Korea – 0.8%
Shinhan Financial Group Co. Ltd., ADR	43,591	1,969,441
Spain – 1.8%
Grifols SA, ADR*	512,815	4,635,848
Switzerland – 7.0%
Cie Financiere Richemont SA, Class A	16,349	3,069,545
Novartis AG, ADR	29,080	3,518,971
Swatch Group AG (The)	168,636	5,652,272
UBS Group AG	159,657	5,399,600
		17,640,388
Taiwan – 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,949	3,159,309
United Kingdom – 12.7%
GSK PLC, ADR	168,005	6,451,392
J Sainsbury PLC, ADR	264,513	4,269,240
Kingfisher PLC, ADR	424,407	3,357,059
Reckitt Benckiser Group PLC, ADR	251,230	3,449,388
Shell PLC, ADR	54,241	3,819,109
Smith & Nephew PLC, ADR	145,805	4,466,007
Tesco PLC, ADR	142,811	2,390,656
WPP PLC	543,134	3,815,201
		32,018,052
Total Common Stocks (Cost $226,156,996)		244,772,161

Money Market Funds – 2.7%
JP Morgan US Treasury Plus Money Market Fund, 4.20%(a)
(Cost $6,678,147)	6,678,147	6,678,147

See Notes to Financial Statements.

5

Brandes International ETF

Schedule of Investments (Continued)

June 30, 2025

Value
Total Investments – 100.0%
(Cost $232,835,143)	$251,450,308
Liabilities in Excess of Other Assets – (0.0)%†	(79,070)
Net Assets – 100.0%	$251,371,238

*	Non Income Producing
†	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of June 30, 2025.

ADR :	American Depositary Receipt
PLC :	Public Limited Company
REIT:	Real Estate Investment Trust

Summary of Investment Type

Sector	% of Net Assets
Consumer Staples	20.5%
Health Care	16.7%
Consumer Discretionary	12.2%
Financials	9.8%
Industrials	8.9%
Information Technology	8.3%
Communication Services	7.1%
Energy	6.4%
Materials	4.5%
Real Estate	1.7%
Utilities	1.2%
Money Market Funds	2.7%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.

6

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments

June 30, 2025

	Shares	Value
Common Stocks – 96.2%
Communication Services – 3.3%
Interpublic Group of Cos., Inc. (The)	76,412	$1,870,566
Scholastic Corp.	82,795	1,737,039
		3,607,605
Consumer Discretionary – 2.7%
Levi Strauss & Co., Class A	70,799	1,309,074
Whirlpool Corp.	17,008	1,724,951
		3,034,025
Consumer Staples – 10.4%
Edgewell Personal Care Co.	108,041	2,529,240
Ingles Markets, Inc., Class A	39,352	2,494,130
Ingredion, Inc.	12,741	1,727,934
Lancaster Colony Corp.	5,504	950,926
Molson Coors Beverage Co., Class B	39,529	1,900,950
Seaboard Corp.	394	1,127,313
The Campbell's Company	24,954	764,840
		11,495,333
Energy – 6.0%
Expand Energy Corp.	14,049	1,642,890
Halliburton Co.	70,677	1,440,397
Innovex International, Inc.*	157,732	2,463,774
World Kinect Corp.	39,877	1,130,513
		6,677,574
Financials – 10.3%
Citizens Financial Group, Inc.	50,068	2,240,543
CNA Financial Corp.	18,264	849,824
Old Republic International Corp.	20,573	790,826
OneMain Holdings, Inc.	33,395	1,903,515
SEI Investments Co.	22,122	1,987,883
State Street Corp.	13,211	1,404,858
White Mountains Insurance Group Ltd.	532	955,323
Willis Towers Watson PLC	4,178	1,280,557
		11,413,329
Health Care – 21.9%
DENTSPLY SIRONA, Inc.	144,382	2,292,786
Elanco Animal Health, Inc.*	161,585	2,307,434
Fortrea Holdings, Inc.*	149,014	736,129
Grifols SA, ADR*	222,696	2,013,172
Henry Schein, Inc.*	12,156	887,996
Hologic, Inc.*	29,335	1,911,468
Koninklijke Philips NV	47,940	1,149,601
Organon & Co.	79,656	771,070
Pediatrix Medical Group, Inc.*	140,226	2,012,243
Phibro Animal Health Corp., Class A	67,379	1,720,860
Premier, Inc., Class A	165,533	3,630,139
Prestige Consumer Healthcare, Inc.*	15,135	1,208,530
Quest Diagnostics, Inc.	6,003	1,078,319
Sotera Health Co.*	89,005	989,736
United Therapeutics Corp.*	1,913	549,700

See Notes to Financial Statements.

7

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments (Continued)

June 30, 2025

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc.	10,237	$933,717
		24,192,900
Industrials – 20.1%
AGCO Corp.	11,681	1,205,012
Balfour Beatty PLC	228,404	1,633,827
Embraer SA, ADR	51,961	2,957,101
Healthcare Services Group, Inc.*	143,913	2,163,012
Heartland Express, Inc.	139,721	1,207,190
Kennametal, Inc.	65,098	1,494,650
Knight-Swift Transportation Holdings, Inc.	31,519	1,394,085
Landstar System, Inc.	2,906	403,992
Moog, Inc., Class A	7,789	1,409,575
National Presto Industries, Inc.	27,028	2,647,663
Textron, Inc.	28,707	2,304,885
Timken Co. (The)	15,241	1,105,735
UniFirst Corp.	12,220	2,300,048
		22,226,775
Information Technology – 15.8%
Amdocs Ltd.	38,288	3,493,397
Arlo Technologies, Inc.*	84,222	1,428,405
Arrow Electronics, Inc.*	7,143	910,233
Avnet, Inc.	18,293	970,992
EPAM Systems, Inc.*	6,549	1,157,994
F5, Inc.*	3,673	1,081,037
IPG Photonics Corp.*	45,884	3,149,937
NETGEAR, Inc.*	115,846	3,367,643
Qorvo, Inc.*	21,735	1,845,519
		17,405,157
Materials – 5.7%
International Flavors & Fragrances, Inc.	22,554	1,658,847
Scotts Miracle-Gro Co. (The)	18,418	1,214,851
Sealed Air Corp.	27,186	843,582
Sonoco Products Co.	22,126	963,808
Winpak Ltd.	49,543	1,620,813
		6,301,901
Total Common Stocks (Cost $101,069,329)		106,354,599

Money Market Funds – 3.7%
JP Morgan US Treasury Plus Money Market Fund, 4.20%(a)
(Cost $4,108,744)	4,108,744	4,108,744

Total Investments – 99.9%
(Cost $105,178,073)		$110,463,343
Other Assets in Excess of Liabilities – 0.1%		61,293
Net Assets – 100.0%		$110,524,636

See Notes to Financial Statements.

8

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments (Continued)

June 30, 2025

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2025.

ADR :	American Depositary Receipt
PLC :	Public Limited Company

Summary of Investment Type

Sector	% of Net Assets
Health Care	21.9%
Industrials	20.1%
Information Technology	15.8%
Consumer Staples	10.4%
Financials	10.3%
Energy	6.0%
Materials	5.7%
Communication Services	3.3%
Consumer Discretionary	2.7%
Money Market Funds	3.7%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.

9

Brandes U.S. Value ETF

Schedule of Investments

June 30, 2025

	Shares	Value
Common Stocks – 97.4%
Communication Services – 6.1%
Alphabet, Inc., Class C	30,361	$5,385,738
Comcast Corp., Class A	153,826	5,490,050
Omnicom Group, Inc.	47,015	3,382,259
		14,258,047
Consumer Discretionary – 3.5%
AutoZone, Inc.*	729	2,706,216
LKQ Corp.	88,951	3,292,076
Mohawk Industries, Inc.*	20,082	2,105,397
		8,103,689
Consumer Staples – 4.5%
Ingredion, Inc.	20,229	2,743,457
Kenvue, Inc.	90,383	1,891,716
Sysco Corp.	48,152	3,647,032
Target Corp.	22,803	2,249,516
		10,531,721
Energy – 6.7%
Chevron Corp.	47,500	6,801,525
Halliburton Co.	156,408	3,187,595
Schlumberger NV	91,749	3,101,116
World Kinect Corp.	88,436	2,507,161
		15,597,397
Financials – 27.0%
American International Group, Inc.	40,840	3,495,496
Arch Capital Group Ltd.	51,667	4,704,280
Bank of America Corp.	139,239	6,588,789
Bank of New York Mellon Corp. (The)	43,411	3,955,176
Citigroup, Inc.	72,180	6,143,962
Fiserv, Inc.*	30,197	5,206,265
JPMorgan Chase & Co.	14,530	4,212,392
OneMain Holdings, Inc.	42,458	2,420,106
PNC Financial Services Group, Inc. (The)	25,499	4,753,524
State Street Corp.	30,421	3,234,969
Truist Financial Corp.	52,541	2,258,738
W R Berkley Corp.	71,603	5,260,672
Wells Fargo & Co.	74,283	5,951,554
Willis Towers Watson PLC	15,192	4,656,348
		62,842,271
Health Care – 22.0%
Becton Dickinson & Co.	19,612	3,378,167
Cardinal Health, Inc.	29,957	5,032,776
Cigna Group (The)	17,954	5,935,233
CVS Health Corp.	51,964	3,584,477
HCA Healthcare, Inc.	11,325	4,338,608
ICON PLC*	15,003	2,182,186
Johnson & Johnson	26,160	3,995,940
Labcorp Holdings, Inc.	14,197	3,726,854
McKesson Corp.	3,573	2,618,223
Merck & Co., Inc.	59,200	4,686,272

See Notes to Financial Statements.

10

Brandes U.S. Value ETF

Schedule of Investments (Continued)

June 30, 2025

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Pfizer, Inc.	219,346	$5,316,947
Sanofi SA, ADR	92,044	4,446,646
UnitedHealth Group, Inc.	5,911	1,844,055
		51,086,384
Industrials – 12.3%
CAE, Inc.*	65,552	1,918,707
Emerson Electric Co.	35,334	4,711,082
FedEx Corp.	17,289	3,929,963
Gates Industrial Corp. PLC*	96,689	2,226,748
Hexcel Corp.	42,822	2,419,015
Knight-Swift Transportation Holdings, Inc.	51,997	2,299,827
SS&C Technologies Holdings, Inc.	62,519	5,176,573
Textron, Inc.	73,765	5,922,592
		28,604,507
Information Technology – 9.3%
Amdocs Ltd.	63,788	5,820,017
Cognizant Technology Solutions Corp., Class A	60,964	4,757,021
Flex Ltd.*	91,307	4,558,045
Micron Technology, Inc.	30,467	3,755,058
Open Text Corp.	42,869	1,251,775
Qorvo, Inc.*	16,943	1,438,630
		21,580,546
Materials – 3.9%
Corteva, Inc.	88,203	6,573,770
Westlake Corp.	33,641	2,554,361
		9,128,131
Utilities – 2.1%
Entergy Corp.	27,603	2,294,361
Evergy, Inc.	36,697	2,529,524
		4,823,885
Total Common Stocks (Cost $214,850,001)		226,556,578

Money Market Funds – 1.7%
JP Morgan US Treasury Plus Money Market Fund, 4.20%(a)
(Cost $3,840,137)	3,840,137	3,840,137

Total Investments – 99.1%
(Cost $218,690,138)		$230,396,715
Other Assets in Excess of Liabilities – 0.9%		2,144,496
Net Assets – 100.0%		$232,541,211

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2025.

ADR :	American Depositary Receipt
PLC :	Public Limited Company

See Notes to Financial Statements.

11

Brandes U.S. Value ETF

Schedule of Investments (Continued)

June 30, 2025

Summary of Investment Type

Sector	% of Net Assets
Financials	27.0%
Health Care	22.0%
Industrials	12.3%
Information Technology	9.3%
Energy	6.7%
Communication Services	6.1%
Consumer Staples	4.5%
Materials	3.9%
Consumer Discretionary	3.5%
Utilities	2.1%
Money Market Funds	1.7%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Net Assets	100.0%

See Notes to Financial Statements.

12

(This page intentionally left blank)

Statements of Assets and Liabilities

June 30, 2025

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
Assets
Investments, at fair value	$251,450,308	$110,463,343	$230,396,715
Cash	—	—	3,174
Foreign currency at value (cost $23,552, $8 and $–)	23,551	9	—
Receivables:
Dividends	1,081,492	122,274	214,487
Foreign tax reclaim	465,135	7,858	35,656
Capital shares	—	—	2,004,666
Total assets	253,020,486	110,593,484	232,654,698

Liabilities
Due to custodian	16,375	5,748	—
Payables:
Securities purchased	1,489,303	—	—
Investment advisory fees	139,070	61,100	110,487
Capital shares	4,500	2,000	3,000
Total liabilities	1,649,248	68,848	113,487
Net Assets	$251,371,238	$110,524,636	$232,541,211

Net Assets Consist of
Paid-in capital	$232,962,908	$105,428,049	$221,156,513
Distributable earnings (loss)	18,408,330	5,096,587	11,384,698
Net Assets	$251,371,238	$110,524,636	$232,541,211
Number of Common Shares outstanding	7,050,000	3,520,000	6,960,000
Net Asset Value, offering and redemption price per share	$35.66	$31.40	$33.41
Investments, at cost	$232,835,143	$105,178,073	$218,690,138

See Notes to Financial Statements.

14

Statements of Operations

Year Ended June 30, 2025

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
Investment Income
Dividend income*	$6,010,266	$1,720,249	$4,646,851

Expenses
Investment advisory fees	1,119,333	577,539	1,194,549
Total expenses	1,119,333	577,539	1,194,549
Net investment income (loss)	4,890,933	1,142,710	3,452,302

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(401,815)	(238,454)	(488,819)
In-kind redemptions	15,740,839	3,264,972	16,998,460
Foreign currency transactions	(34,172)	(75)	—
Net realized gain (loss)	15,304,852	3,026,443	16,509,641
Net change in unrealized appreciation (depreciation) on:
Investments	18,061,134	4,039,309	4,535,359
Foreign currency translations	20,040	1,331	—
Net change in unrealized appreciation (depreciation)	18,081,174	4,040,640	4,535,359
Net realized and unrealized gain (loss)	33,386,026	7,067,083	21,045,000
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,276,959	$8,209,793	$24,497,302
* Withholding tax	$954,946	$18,041	$41,192

See Notes to Financial Statements.

15

Statements of Changes in Net Assets

	Brandes International ETF		Brandes U.S. Small-Mid Cap Value ETF
	Year Ended June 30, 2025	For the period October 4, 2023(1) to June 30, 2024	Year Ended June 30, 2025	For the period October 4, 2023(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,890,933	$1,678,233	$1,142,710	$309,691
Net realized gain (loss)	15,304,852	2,418,978	3,026,443	903,766
Net change in net unrealized appreciation (depreciation)	18,081,174	552,546	4,040,640	1,245,859
Net increase (decrease) in net assets resulting from operations	38,276,959	4,649,757	8,209,793	2,459,316

Distributions	(4,765,011)	(1,609,810)	(1,112,352)	(282,481)

Fund Shares Transactions
Proceeds from shares sold	170,428,348	107,864,277	58,591,099	60,320,295
Value of shares redeemed	(51,753,852)	(11,719,430)	(12,479,041)	(5,181,993)
Net increase (decrease) in net assets resulting from fund share transactions	118,674,496	96,144,847	46,112,058	55,138,302
Total net increase (decrease) in net assets	152,186,444	99,184,794	53,209,499	57,315,137

Net Assets
Beginning of period	99,184,794	—	57,315,137	—
End of period	$251,371,238	$99,184,794	$110,524,636	$57,315,137

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	3,400,000	—	2,000,000	—
Shares sold	5,250,000	3,800,000	1,940,000	2,180,000
Shares redeemed	(1,600,000)	(400,000)	(420,000)	(180,000)
Common Shares outstanding, end of period	7,050,000	3,400,000	3,520,000	2,000,000

(1)	Commencement of operations.

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (Continued)

	Brandes U.S. Value ETF
	Year Ended June 30, 2025	For the period October 4, 2023(1) to June 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,452,302	$906,914
Net realized gain (loss)	16,509,641	933,941
Net change in net unrealized appreciation (depreciation)	4,535,359	7,171,218
Net increase (decrease) in net assets resulting from operations	24,497,302	9,012,073

Distributions	(3,415,857)	(856,371)

Fund Shares Transactions
Proceeds from shares sold	140,282,913	137,838,927
Value of shares redeemed	(68,935,399)	(5,882,377)
Net increase (decrease) in net assets resulting from fund share transactions	71,347,514	131,956,550
Total net increase (decrease) in net assets	92,428,959	140,112,252

Net Assets
Beginning of period	140,112,252	—
End of period	$232,541,211	$140,112,252

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	4,700,000	—
Shares sold	4,380,000	4,900,000
Shares redeemed	(2,120,000)	(200,000)
Common Shares outstanding, end of period	6,960,000	4,700,000

(1)	Commencement of operations.

See Notes to Financial Statements.

17

Financial Highlights

Brandes International ETF Selected Per Share Data	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$29.17	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.99	0.95
Net realized and unrealized gain (loss)	6.27	3.76
Total from investment operations	7.26	4.71
Less distributions from:
Net investment income	(0.77)	(0.54)
Total distributions	(0.77)	(0.54)
Net Asset Value, end of period	$35.66	$29.17
Total Return (%)	25.05	18.84	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$251	$99
Ratio of expenses (%)	0.70	0.70	(d)
Ratio of net investment income (loss) (%)	3.06	4.40	(d)
Portfolio turnover rate (%)(e)	3	10	(c)

Brandes U.S. Small-Mid Cap Value ETF Selected Per Share Data	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$28.66	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.42	0.28
Net realized and unrealized gain (loss)	2.70	3.57
Total from investment operations	3.12	3.85
Less distributions from:
Net investment income	(0.38)	(0.19)
Total distributions	(0.38)	(0.19)
Net Asset Value, end of period	$31.40	$28.66
Total Return (%)	10.93	15.40	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$111	$57
Ratio of expenses (%)	0.70	0.70	(d)
Ratio of net investment income (loss) (%)	1.38	1.35	(d)
Portfolio turnover rate (%)(e)	7	4	(c)

(a)	For the period October 4, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

18

Financial Highlights (Continued)

Brandes U.S. Value ETF Selected Per Share Data	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$29.81	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.56	0.36
Net realized and unrealized gain (loss)	3.57	4.69
Total from investment operations	4.13	5.05
Less distributions from:
Net investment income	(0.53)	(0.24)
Total distributions	(0.53)	(0.24)
Net Asset Value, end of period	$33.41	$29.81
Total Return (%)	13.92	20.23	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$233	$140
Ratio of expenses (%)	0.60	0.60	(d)
Ratio of net investment income (loss) (%)	1.73	1.66	(d)
Portfolio turnover rate (%)(e)	7	6	(c)

(a)	For the period October 4, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

19

Notes to Financial Statements

June 30, 2025

1. Organization

Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF (each a "Fund" and collectively the “Funds”) are organized, diversified, separate operating series of exchange-traded funds (ETFs) of The 2023 ETF Series Trust (the “Trust”), a Delaware statutory trust since January 23, 2023 that is registered with the Securities and Exchange Commission (the “Commission”) as open end management investment company.

The Funds are managed by Brandes Investment Partners, L.P. an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds' investment advisor (the “Advisor”).

The Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF commenced operations on October 4, 2023. Each Fund is an actively managed ETF and uses an active investment strategy in seeking to meet its investment objective. The investment objective of each Fund is long-term capital appreciation.

Each Fund offers shares that are listed and traded on the CBOE BZX Exchange (the “Exchange”), Inc.

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b) Investment Valuation

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2025 for each Fund based upon the three levels defined above:

Brandes International ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$244,772,161	$—	$—	$244,772,161
Money Market Funds	6,678,147	—	—	6,678,147
TOTAL	$251,450,308	$—	$—	$251,450,308

Brandes U.S. Small-Mid Cap Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$106,354,599	$—	$—	$106,354,599
Money Market Funds	4,108,744	—	—	4,108,744
TOTAL	$110,463,343	$—	$—	$110,463,343

20

Notes to Financial Statements (Continued)
June 30, 2025

Brandes U.S. Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$226,556,578	$—	$—	$226,556,578
Money Market Funds	3,840,137	—	—	3,840,137
TOTAL	$230,396,715	$—	$—	$230,396,715

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Translation and Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of June 30, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

21

Notes to Financial Statements (Continued)

June 30, 2025

(g) Indemnification

Under the Funds' organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds' maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

3. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Brandes Investment Partners, L.P., (the “Advisor”) serves as the investment advisor to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor provides investment advisory services to each Fund and is responsible for the day-to-day management of each Fund, including, among other things, ensuring each Fund has a continuous investment program, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services the Advisor provides to the Funds, each Fund pays the Advisor a fee, calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund as follows.

Fund	Investment Advisory Fee
Brandes International ETF	0.70%
Brandes U.S. Small-Mid Cap Value ETF	0.70%
Brandes U.S. Value ETF	0.60%

Under the investment advisory agreement, the Advisor has agreed to pay all expenses incurred by the Funds except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Advisor, such as a change of control of the Advisor); fees and expense related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Advisor); and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$63,236,858	$4,690,126
Brandes U.S. Small-Mid Cap Value ETF	16,966,453	5,704,216
Brandes U.S. Value ETF	45,282,227	13,723,823

Purchases and sales of in-kind transactions for the period ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$105,001,949	$49,771,471
Brandes U.S. Small-Mid Cap Value ETF	44,210,242	11,902,335
Brandes U.S. Value ETF	104,075,909	67,264,456

22

Notes to Financial Statements (Continued)

June 30, 2025

5. Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Advisor may retain all or a portion of the transaction fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value are $650, $300 and $300, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value are $650, $300 and $300, respectively, regardless of the number of Creation Units redeemed in the transaction.

6. Federal Income Taxes

At June 30, 2025, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Distributable earnings (loss)	Paid-in Capital
Brandes International ETF	$(15,665,724)	$15,665,724
Brandes U.S. Small-Mid Cap Value ETF	(3,264,616)	3,264,616
Brandes U.S. Value ETF	(16,948,319)	16,948,319

23

Notes to Financial Statements (Continued)
June 30, 2025

The tax character of distributions paid during the period indicated was as follows:

Fund	Ordinary Income*	Long - Term Capital Gains	Return of Capital
Brandes International ETF	$4,765,011	$—	$—
Brandes U.S. Small-Mid Cap Value ETF	1,112,352	—	—
Brandes U.S. Value ETF	3,415,857	—	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

The differences between book-basis and tax-basis components of net assets are primarily attributable to Foreign Currency Realized Gain/Loss Reclass, Redemption In-Kind Sales and PFIC Sales Adjustment treated as ordinary income for tax purposes.

At June 30, 2025, the components of distributable earnings/loss on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Distributable earnings (loss)
Brandes International ETF	$260,967	$18,495,593	$(348,230)	$18,408,330
Brandes U.S. Small-Mid Cap Value ETF	$57,344	$5,276,712	$(237,469)	$5,096,587
Brandes U.S. Value ETF	$162,911	$11,482,917	$(261,130)	$11,384,698

At June 30, 2025 gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brandes International ETF	$232,973,269	$26,732,338	$(8,255,299)	$18,477,039
Brandes U.S. Small-Mid Cap Value ETF	105,187,859	13,197,446	(7,921,962)	5,275,484
Brandes U.S. Value ETF	218,913,798	25,012,584	(13,529,667)	11,482,917

At June 30, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Brandes International ETF	$246,138	$102,092	$348,230
Brandes U.S. Small-Mid Cap Value ETF	180,258	57,211	237,469
Brandes U.S. Value ETF	261,130	—	261,130

7. Risk Factors

With all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.

8. Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President and Chief Executive Officer acts as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

24

Notes to Financial Statements (Continued)

June 30, 2025

9. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

25

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The 2023 ETF Series Trust and Shareholders of Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF (constituting The 2023 ETF Series Trust, hereafter collectively referred to as the "Funds") as of June 30, 2025, the related statements of operations for the year ended June 30, 2025 and the statements of changes in net assets and the financial highlights for the year ended June 30, 2025 and for the period October 4, 2023 (commencement of operations) through June 30, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year ended June 30, 2025, and the changes in their net assets and each of the financial highlights for the year ended June 30, 2025 and for the period October 4, 2023 (commencement of operations) through June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and broker; when reply was not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

August 26, 2025

We have served as the auditor of one or more investment companies in The 2023 ETF Series Trust since 2023.

28

Board Review of Investment Management Agreements (Unaudited)

Approval of Continuance of Advisory Agreement

At a meeting held on May 14, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (“Trust”) considered and approved the continuance of the Investment Advisory Agreement (the “Agreement”) between the Trust and Brandes Investment Partners, L.P. (“Brandes”) with respect to the Brandes International ETF, Brandes U.S. Value ETF, and Brandes U.S. Small-Mid Cap Value ETF (each, a “Fund,” and collectively, the “Funds”) pursuant to which Brandes provides advisory services to the Funds. The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust the “Independent Trustees”) within the meaning of the Investment Company Act of 1940 (the “1940 Act”), were advised by legal counsel throughout the process.

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Funds and (ii) a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and Brandes is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from Brandes, and at the Meeting representatives from Brandes presented additional information to help the Board evaluate the Agreement. Among other things, representatives from Brandes provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered Brandes’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Independent Trustees were afforded the opportunity to ask questions of, and request additional materials from, Brandes. The Independent Trustees were assisted in their review by counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by Brandes to each Fund; (ii) the investment objective and strategy for each Fund and each Fund’s performance record; (iii) the profits realized by Brandes from providing advisory services to the Funds; (iv) fees charged to comparable funds; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by Brandes to each Fund, the Board considered Brandes’s responsibilities with respect to providing investment advisory services to the Funds, including developing, implementing, and maintaining each Fund’s investment program; portfolio management, including evaluating and selecting investments for each Fund; trading portfolio securities and other investment instruments on behalf of each Fund; selecting broker-dealers to execute purchase and sale transactions; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; periodic reporting to the Board; and implementing Board directives as they relate to the each Fund. The Board noted that it had been provided with Brandes’s registration form on Form ADV as well as Brandes’s responses to a detailed series of questions, which included a description of Brandes’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board.

The Board considered the background, sophistication and experience of Brandes’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Funds. The Board also considered Brandes’s extensive administrative and compliance infrastructures. The Board appreciated the fact that Brandes has deep experience and expertise serving as the investment adviser to other registered investment companies.

The Board further considered Brandes’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure each Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about Brandes’s overall investment management business, including the financial resources available to it needed to deliver high quality advisory services to the Funds.

Investment Performance

The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by Broadridge, an independent third-party comparing each Fund’s performance to the performance of a group of peer funds (each, a “Peer Group”), each Fund’s Morningstar category group (each, a “Category Peer Group”), as well as each Fund’s benchmark for the one-year and since inception periods ended March 31, 2025 (together, the “Time Periods”). The Board noted that the (1) Brandes International ETF had outperformed its benchmark, Peer Group median, and Category Peer Group median for the Time Periods; (2) Brandes U.S. Small-Mid Cap Value ETF outperformed its benchmark for the one-year period but underperformed its benchmark for the since inception period, performed at or above its Peer Group median, and outperformed its Category Group median for the Time Periods; and (3) Brandes U.S. Value ETF slightly underperformed its broad-based securities market index for the Time Periods and outperformed Peer Group and Category Peer Group medians for the Time Periods. In reviewing the Funds’ performance, the Board took into account that the Funds have had a relatively short operating history over which to consider performance. The Board focused on the extent to which each Fund achieved its investment objective as an actively managed fund. The Board also reviewed information regarding factors impacting the performance of each Fund, noting that it received regular reports regarding each Fund’s performance at its quarterly meetings.

29

Board Review of Investment Management Agreements (Unaudited) (Continued)

Fees Charged to Comparable Funds

The Board reviewed the advisory fee paid by each Fund to Brandes under the Agreement. The Board reviewed a report prepared by Broadridge, an independent third-party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that each Fund’s advisory fee was within the range of their respective Peer Groups. The Board took into consideration that the advisory fee for each Fund’s is a “unitary fee,” meaning that the Funds pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, Brandes is responsible for compensating the Funds’ other service providers and paying each Fund’s other expenses out of its own fee and resources.

Profitability and Economies of Scale

The Board considered information concerning the profitability of Brandes from managing the Funds. The Board reviewed information provided about the costs and expenses incurred by Brandes in providing advisory services, evaluated the compensation and benefits received by Brandes from its relationship with the Funds, and reviewed a profitability analysis from Brandes with respect to each Fund. The Board also considered whether economies of scale have been realized with respect to each Fund, or whether other efficiencies resulted as each Fund’s assets grow. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved. The Board noted the structuring of Brandes’s advisory fee as a unitary fee effectively acted as a cap on each Fund’s total expense ratio. The Board further noted that it intends to monitor for the existence of economies of scale with respect to the management of the Funds. The Board also took into account Brandes’s demonstrated commitment of reinvesting in its advisory business to ensure the continued provision of high quality services to the Funds.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreement, that the nature, extent and quality of services provided supported its approval of the continuance of the Agreement and that the fee charged under that Agreement was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision of whether to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the approval of the continuance of the Agreement was in the best interests of the Funds and their respective shareholders.

30

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov.

Portfolio Holdings Information

The Trust files the Funds’ complete schedules of investments holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-866-307-0477.

Discount & Premium Information

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.brandes.com/etfs.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended June 30, 2025.

Fund	Qualified Dividend Income*	Dividends Received Deduction
Brandes International ETF	100.00%	0.00%
Brandes U.S. Small-Mid Cap Value ETF	100.00%	100.00%
Brandes U.S. Value ETF	100.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

For the period ended June 30, 2025, the Fund listed below intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income (excluding any amortization/accretion of premium/discount) and foreign taxes paid were as follows:

Fund	Foreign Taxes Paid	Gross Foreign Income
Brandes International ETF	$454,728	$5,747,882

This report must be preceded or accompanied by a prospectus.

31

Advisor
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979

Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
601 S Figueroa Street
Los Angeles, CA 90017

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States.

BRANDES
INVESTMENT PARTNERS

VALUE SPECIALISTS SINCE 1974
BRANDES.COM/ETFS

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective, as of that date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 2023 ETF Series Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President
(Principal Executive Officer)

Date	9/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President
(Principal Executive Officer)

Date	9/4/2025

By (Signature and Title)	/s/ Michael Minella
Michael Minella, Treasurer
(Principal Financial Officer)

Date	9/4/2025